Disclosure of financial instruments and management of financial risks	3 Months Ended
Mar. 31, 2022
Disclosure of financial instruments and management of financial risks
Disclosure of financial instruments and risk management

14. Disclosure of financial instruments and risk management

As the Group requires significant liquid funds available for the financing of its COVID-19 and influenza research and development activities, during the three months ended March 31, 2022, it has maintained funds as cash and cash equivalents and not in less liquid financial instruments. The Group has distributed the cash amongst several banks and amongst the legal entities in the Group in order to reduce negative interest penalties.

Refer to note 15 to the consolidated financial statements as of December 31, 2021 for additional information on the Group’s risk management activities. As of March 31, 2022, the Group held cash and cash equivalents of USD 55,742k and CHF 107k, which are exposed to foreign currency exchange risk. The Group intends to settle expenses arising in US dollars or CHF using these US dollar or CHF funds.